UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2007
unaudited

Bonds & notes — 93.69%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 35.01%
Federal agency mortgage-backed obligations[1]— 13.25%
Fannie Mae 7.00% 2008	$6	$6
Fannie Mae 7.00% 2009	21	21
Fannie Mae 7.00% 2009	3	3
Fannie Mae 7.50% 2009	32	33
Fannie Mae 7.50% 2009	30	30
Fannie Mae 7.50% 2009	12	12
Fannie Mae 7.50% 2009	3	3
Fannie Mae 8.50% 2009	4	4
Fannie Mae 9.00% 2009	41	41
Fannie Mae 9.00% 2009	40	40
Fannie Mae 9.50% 2009	82	85
Fannie Mae 7.00% 2010	20	20
Fannie Mae 9.50% 2010	2	2
Fannie Mae 7.00% 2011	249	253
Fannie Mae 7.00% 2011	128	131
Fannie Mae 7.00% 2011	17	17
Fannie Mae 7.00% 2012	195	200
Fannie Mae 8.50% 2014	1	1
Fannie Mae 7.00% 2015	1,353	1,423
Fannie Mae 7.00% 2015	354	373
Fannie Mae 7.00% 2015	50	53
Fannie Mae 7.00% 2015	34	36
Fannie Mae 7.50% 2015	647	685
Fannie Mae 7.50% 2015	597	633
Fannie Mae 7.50% 2015	309	328
Fannie Mae 7.50% 2015	244	259
Fannie Mae 7.50% 2015	69	74
Fannie Mae 7.50% 2015	67	72
Fannie Mae 7.50% 2015	60	63
Fannie Mae 9.00% 2015	387	418
Fannie Mae 13.50% 2015	174	204
Fannie Mae 7.00% 2016	967	1,021
Fannie Mae 7.00% 2016	414	437
Fannie Mae 7.00% 2016	213	225
Fannie Mae 7.50% 2016	343	367
Fannie Mae 9.00% 2016	579	636
Fannie Mae 11.50% 2016	186	212
Fannie Mae 7.00% 2017	933	987
Fannie Mae 7.00% 2017	561	595
Fannie Mae 7.00% 2017	393	414
Fannie Mae 9.00% 2018	16	17
Fannie Mae 10.00% 2018	99	113
Fannie Mae 11.50% 2019	614	698
Fannie Mae 11.00% 2020	157	182
Fannie Mae 11.00% 2020	78	89
Fannie Mae 11.50% 2020	139	159
Fannie Mae 10.00% 2021	157	181
Fannie Mae 9.50% 2022	46	52
Fannie Mae 7.50% 2023	196	212
Fannie Mae 6.00% 2024	4,110	4,188
Fannie Mae 10.00% 2025	180	205
Fannie Mae 6.00% 2026	2,697	2,747
Fannie Mae 8.50% 2026	24	26
Fannie Mae 9.275% 2026[2]	915	1,030
Fannie Mae 9.50% 2026	408	471
Fannie Mae 8.50% 2027	78	85
Fannie Mae 7.50% 2031	91	99
Fannie Mae 5.50% 2034	6,429	6,455
Fannie Mae 4.50% 2035	6,589	6,299
Fannie Mae 4.50% 2035	292	279
Fannie Mae 6.50% 2035	6,708	6,942
Fannie Mae 4.50% 2036	2,222	2,126
Fannie Mae 6.00% 2036	6,410	6,517
Fannie Mae 6.00% 2036	2,520	2,561
Fannie Mae 5.50% 2037	7,541	7,460
Fannie Mae 5.50% 2037	5,818	5,762
Fannie Mae 5.50% 2037	5,173	5,117
Fannie Mae 5.50% 2037	239	237
Fannie Mae 5.868% 2037[2]	12,016	12,244
Fannie Mae 5.877% 2037[2]	16,472	16,788
Fannie Mae 6.00% 2037	26,617	27,076
Fannie Mae 6.00% 2037	19,640	19,979
Fannie Mae 6.00% 2037	748	761
Fannie Mae 6.075% 2037[2]	8,170	8,333
Fannie Mae 6.50% 2037	13,228	13,503
Fannie Mae 6.50% 2037	12,283	12,538
Fannie Mae 6.50% 2037	4,873	4,977
Fannie Mae 7.00% 2037	20,368	21,156
Fannie Mae 7.00% 2037	19,111	19,850
Fannie Mae 7.00% 2037	10,232	10,525
Fannie Mae 7.00% 2037	10,045	10,333
Fannie Mae 7.00% 2037	8,440	8,767
Fannie Mae 7.00% 2037	6,347	6,529
Fannie Mae 7.00% 2037	4,076	4,197
Fannie Mae 7.00% 2037	2,364	2,432
Fannie Mae 7.00% 2037	1,576	1,637
Fannie Mae 7.00% 2037	1,249	1,284
Fannie Mae 7.50% 2037	5,053	5,251
Fannie Mae 7.50% 2037	1,085	1,127
Fannie Mae 6.50% 2047	19,401	19,754
Fannie Mae 7.00% 2047	2,002	2,060
Fannie Mae 7.00% 2047	1,220	1,255
Fannie Mae, Series D, Class 2, 11.00% 2009	31	31
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	17,851
Fannie Mae, Series 88-16, Class B, 9.50% 2018	22	24
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	403	441
Fannie Mae, Series 2001-4, Class GA, 10.247% 2025[2]	904	1,010
Fannie Mae, Series 2001-4, Class NA, 11.898% 2025[2]	2,256	2,527
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,584	1,677
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,462	1,560
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[2]	158	182
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,234	7,066
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	11,972	9,407
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	6,531	5,353
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	26,377	27,013
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	11,936	12,278
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	8,363	8,619
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	14,396	11,063
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,866	10,937
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,363	12,707
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	352	370
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	322	344
Freddie Mac 7.00% 2008	18	18
Freddie Mac 8.00% 2008	2	2
Freddie Mac 8.50% 2008	3	3
Freddie Mac 8.75% 2008	—	—
Freddie Mac 8.50% 2009	23	24
Freddie Mac 8.00% 2010	31	32
Freddie Mac 9.50% 2010	1	1
Freddie Mac 8.00% 2012	57	60
Freddie Mac 6.00% 2014	89	92
Freddie Mac 6.00% 2014	63	65
Freddie Mac 7.00% 2015	82	86
Freddie Mac 8.00% 2017	218	234
Freddie Mac 8.00% 2017	89	95
Freddie Mac 8.00% 2017	68	73
Freddie Mac 8.50% 2018	2	2
Freddie Mac 10.00% 2018	495	568
Freddie Mac 8.50% 2019	63	69
Freddie Mac 10.00% 2019	353	408
Freddie Mac 8.50% 2020	23	25
Freddie Mac 8.50% 2021	36	39
Freddie Mac 10.00% 2021	154	175
Freddie Mac 10.00% 2025	210	238
Freddie Mac 6.00% 2026	1,282	1,307
Freddie Mac 6.00% 2026	596	607
Freddie Mac 9.00% 2030	256	286
Freddie Mac 6.00% 2032	3,507	3,561
Freddie Mac 5.50% 2037	10,609	10,617
Freddie Mac 5.50% 2037	2,412	2,414
Freddie Mac 6.00% 2037	67,250	68,248
Freddie Mac 6.00% 2037	17,615	17,883
Freddie Mac 6.00% 2037	14,058	14,272
Freddie Mac 6.00% 2037	6,692	6,794
Freddie Mac 6.00% 2037	4,579	4,652
Freddie Mac 6.00% 2037	1,544	1,568
Freddie Mac 6.002% 2037[2]	17,394	17,651
Freddie Mac 6.057% 2037[2]	6,046	6,146
Freddie Mac 6.302% 2037[2]	5,000	5,048
Freddie Mac 6.367% 2037[2]	9,757	9,959
Freddie Mac 6.438% 2037[2]	10,880	11,087
Freddie Mac 6.50% 2037	1,999	2,040
Freddie Mac, Series 2310, Class B, 9.885% 2015[2]	79	90
Freddie Mac, Series 2356, Class GD, 6.00% 2016	16,284	16,664
Freddie Mac, Series 2310, Class A, 10.535% 2017[2]	272	296
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,614	1,488
Freddie Mac, Series 1567, Class A, 4.382% 2023[2]	88	84
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	651	689
Freddie Mac, Series 3061, Class PN, 5.50% 2035	16,652	16,883
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	12,204	9,471
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	5,900	4,610
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,418	8,690
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,787	2,145
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,631	9,938
Government National Mortgage Assn. 8.50% 2008	4	4
Government National Mortgage Assn. 9.00% 2008	17	17
Government National Mortgage Assn. 9.50% 2009	239	245
Government National Mortgage Assn. 9.00% 2016	14	15
Government National Mortgage Assn. 8.50% 2017	103	113
Government National Mortgage Assn. 9.50% 2020	74	85
Government National Mortgage Assn. 9.50% 2020	47	53
Government National Mortgage Assn. 8.50% 2021	200	223
Government National Mortgage Assn. 8.50% 2021	93	104
Government National Mortgage Assn. 9.00% 2021	79	89
Government National Mortgage Assn. 8.50% 2022	38	42
Government National Mortgage Assn. 8.50% 2022	34	38
Government National Mortgage Assn. 8.50% 2022	19	21
Government National Mortgage Assn. 8.50% 2023	263	292
		692,380

Collateralized mortgage-backed obligations (privately originated)[1]— 12.90%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,286	5,174
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	14,331	14,278
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	10,168	10,592
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,980	4,871
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	3,037	3,025
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.863% 2035[2,3]	3,272	3,208
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	6,687	6,623
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,922	2,903
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036[3]	5,786	5,846
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	10,645	10,675
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	5,837	5,863
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-5, 6.00% 2037	23,000	21,944
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[2]	42,444	41,275
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	6,312	6,086
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	20,528	20,088
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.705% 2033[2]	5,607	5,450
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	17,504	17,374
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[2]	10,091	9,984
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	841	845
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	635	639
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	974	979
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,922	1,918
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	13,398	13,336
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	4,775	4,788
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	21,167	17,035
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037[3]	4,500	4,319
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	8,765	8,839
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	15,701	15,367
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,413	4,378
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[3]	1,243	806
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035[3]	10,135	10,242
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	6,789
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,790	6,804
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	15,006	15,110
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	18,973	19,178
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 4.948% 2035[2]	6,249	6,272
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.846% 2036[2]	24,708	24,717
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	18,603	18,209
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.247% 2034[2]	2,564	2,536
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.12% 2047[2,3]	4,931	4,961
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.925% 2036[2]	3,896	3,862
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.913% 2037[2]	9,623	9,626
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.965% 2037[2]	4,702	4,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[2,3]	4,925	4,962
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,955	5,903
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	1,534	1,524
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,007	1,993
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	5,856	5,725
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,873	2,809
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,883	1,892
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.26% 2033[2]	943	952
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.115% 2033[2]	4,899	4,869
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	6,375
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.921% 2035[2]	7,117	7,051
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,727	2,669
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	9,883	9,877
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	4,757	4,883
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	5,344	5,318
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	6,597	6,603
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	4,686	4,659
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.049% 2035[2]	6,870	6,643
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	9,519	9,568
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	21	21
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.496% 2033[2]	825	825
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[2]	6,206	6,169
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[2]	2,963	2,964
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.888% 2037[2]	2,849	2,849
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.049% 2045[2]	3,367	3,263
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	7,255	6,995
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	8,926	8,729
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	8,451	8,272
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	4,921	4,784
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[2]	2,909	2,808
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[2]	9,602	9,576
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	12,415	12,061
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,371	5,218
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.514% 2027[2,4]	1,944	1,940
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.747% 2027[2,4]	2,012	2,007
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.83% 2028[2,4]	2,831	2,848
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.146% 2036[2]	11,126	10,973
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 4.909% 2046[2]	11,003	10,834
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,817	10,480
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	10,796	10,410
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.453% 2019[2,3,4]	9,112	9,318
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	2,827	2,725
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.921% 2035[2]	5,547	5,501
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	1,500	1,465
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	6,235	6,302
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2,3]	6,914	6,784
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	6,381	6,382
PUMA Global Trust No. 1, Class B, 6.078% 2033[2,3]	5,500	5,386
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	2,765	2,685
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[2]	2,601	2,619
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.54% 2045[2,3]	2,588	2,544
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	1,984	1,977
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.991% 2036[2]	258	252
Paine Webber CMO, Series O, Class 5, 9.50% 2019	217	240
		673,998

Commercial mortgage-backed securities[1]— 8.57%
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,200
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,494	2,465
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	979
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.556% 2036[2,4]	1,600	1,276
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[2]	2,000	1,918
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,545
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,000	1,960
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[4]	2,000	1,727
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[2]	3,000	2,987
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	13,500	13,449
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	2,300	2,305
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,516
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.078% 2041[2]	1,500	1,581
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	10,076	9,880
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,344
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.494% 2037[2]	5,000	5,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	10,544	10,390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,862
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,736
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,461
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,210	2,298
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	1,928	1,906
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,777
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,955
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	3,000	2,988
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.40% 2045[2]	10,500	10,443
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,283
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,832
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,961
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.237% 2031[2,4]	75,106	1,264
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	165	165
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,971	2,924
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	2,119	2,139
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,888
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,562
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	8,350	8,363
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	1,270	1,261
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	8,750	8,843
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3,4]	2,000	1,967
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[3,4]	2,000	1,966
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	528	533
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,498	19,144
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[2,4]	3,000	2,660
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,166
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,938
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.281% 2039[2]	2,000	1,887
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,000	1,858
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	3,500	3,473
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[2]	2,000	2,023
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,539
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,696
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,506
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,962
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,488
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	12,000	11,862
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3,4]	8,180	7,992
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	15,046
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,130
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	11,350	11,367
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	7,063	6,953
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,885	10,216
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	7,346	7,221
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	6,250	6,107
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3,4]	1,000	973
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	1,000	961
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	7,500	7,020
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,958
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,636
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	534	534
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,080
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	182	182
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	11,350	11,793
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	10,000	10,048
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,409	2,433
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,729	1,823
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	3,838	3,794
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,482
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,359	4,395
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,075
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[3,4]	679	669
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	4,167	4,217
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,811	3,731
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[4]	7,104	7,350
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,544	2,569
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,575	4,763
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,297
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,636	1,655
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	357	357
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	4,310	4,347
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,033
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[2]	2,000	2,013
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	2,000	1,942
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	312	311
		447,578

Other mortgage-backed securities[1]— 0.29%
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[4]	6,600	7,108
Northern Rock PLC 5.625% 2017[3,4]	5,460	5,653
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	1,440	1,525
HBOS Treasury Services PLC 5.25% 2017[4]	800	832
		15,118

Total mortgage-backed obligations		1,829,074

CORPORATE BONDS & NOTES — 24.71%
Financials — 14.68%
Citigroup Inc. 4.20% 2007	27,000	26,982
Citigroup Inc. 5.24% 2008[2]	2,500	2,496
Citigroup Inc. 4.125% 2010	13,150	13,028
Citigroup Inc. 4.625% 2010	3,000	2,999
Citigroup Inc. 5.50% 2012	5,000	5,091
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	10,000	9,878
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[4]	3,000	2,980
Prudential Funding, LLC, Series B, 6.60% 2008[4]	10,795	10,832
PRICOA Global Funding I 4.20% 2010[4]	10,000	10,050
PRICOA Global Funding I 5.30% 2013[4]	5,000	5,219
Washington Mutual Bank, FA 6.875% 2011	11,750	11,125
Washington Mutual, Inc. 5.00% 2012	1,200	1,043
Washington Mutual Bank, FA 5.50% 2013[3]	3,000	2,700
Washington Mutual, Inc. 5.95% 2013[3]	8,000	7,320
Washington Mutual Bank, FA 5.65% 2014	700	618
Washington Mutual Bank, FA, Series 16, 5.125% 2015	8,100	6,657
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,3,4]	6,500	3,900
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,3,4]	7,000	4,270
Santander Issuances, SA Unipersonal 5.805% 2016[2,4]	21,300	21,787
Santander Issuances, SA Unipersonal 5.948% 2016[2,3,4]	3,000	2,874
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,3,4]	7,100	7,064
Abbey National PLC 6.70% (undated)[2]	3,022	2,942
Wells Fargo & Co. 4.125% 2008	7,000	6,964
Wells Fargo & Co. 4.20% 2010	7,500	7,486
Wells Fargo & Co. 5.25% 2012	11,500	11,695
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	6,272
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	21,385	20,920
Westfield Group 5.40% 2012[4]	10,000	10,143
Monumental Global Funding II, Series 2004-B, 3.90% 2009[4]	5,000	4,988
Monumental Global Funding II, Series 2004-F, 4.375% 2009[4]	2,000	2,009
Monumental Global Funding II, Series 2006-A, 5.303% 2009[2,4]	2,000	2,001
Monumental Global Funding II, Series 2005-B, 4.625% 2010[4]	2,500	2,531
Monumental Global Funding III 5.25% 2014[4]	8,000	7,930
Monumental Global Funding III 5.443% 2014[2,4]	11,140	10,827
New York Life Global Funding 3.875% 2009[4]	6,750	6,719
New York Life Global Funding 4.625% 2010[4]	5,000	5,123
New York Life Global Funding 5.25% 2012[4]	16,500	17,200
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,812
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,708
Hartford Life Insurance Co. 5.343% 2012[2]	2,500	2,466
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	13,750	12,947
American Express Co. 4.75% 2009	8,500	8,563
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,061
American Express Centurion Bank 5.55% 2012	5,000	5,057
American Express Co. 6.15% 2017	4,555	4,675
Bank of America Corp. 5.646% 2008[2]	250	250
Bank of America Corp. 4.50% 2010	7,000	7,016
Bank of America Corp. 5.375% 2012	16,500	16,857
Bank One Corp. 2.625% 2008	6,000	5,912
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,920
JPMorgan Chase & Co. 5.60% 2011	3,000	3,102
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,248
JPMorgan Chase Bank NA 6.00% 2017	3,250	3,290
UniCredito Italiano SpA 5.584% 2017[2,3,4]	17,750	17,457
UniCredito Italiano SpA 6.00% 2017[4]	4,000	4,046
International Lease Finance Corp. 4.50% 2008	3,000	2,984
International Lease Finance Corp. 4.75% 2009	5,000	4,970
American International Group, Inc. 4.70% 2010	3,000	3,020
International Lease Finance Corp. 5.00% 2010	3,280	3,303
American International Group, Inc. 5.375% 2011	2,000	2,049
ILFC E-Capital Trust I 5.90% 2065[2,4]	2,000	1,995
ILFC E-Capital Trust II 6.25% 2065[2,4]	2,000	1,898
PNC Funding Corp. 5.125% 2010	4,000	4,075
PNC Funding Corp., Series II, 6.113% (undated)[2,4]	16,300	15,399
Kimco Realty Corp., Series C, 3.95% 2008	3,000	2,975
Kimco Realty Corp., Series C, 4.82% 2014	795	738
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,183
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,467
Kimco Realty Corp. 5.70% 2017	3,500	3,428
ORIX Corp. 5.48% 2011	16,750	16,779
Lincoln National Corp. 6.50% 2008	8,385	8,413
Lincoln National Corp. 5.65% 2012	7,500	7,729
XL Capital Finance (Europe) PLC 6.50% 2012	3,600	3,770
XL Capital Ltd. 5.25% 2014	4,000	3,883
Twin Reefs Asset Trust (XLFA), Series B, 5.66% (undated)[2,4]	9,700	6,584
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,753
American Honda Finance Corp. 5.125% 2010[4]	13,000	13,381
SLM Corp., Series A, 3.625% 2008	5,000	4,892
SLM Corp., Series A, 3.95% 2008	3,000	2,936
SLM Corp., Series A, 3.17% 2009[2]	5,000	4,737
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	5,000	5,083
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	7,000	7,109
Principal Life Global Funding I 4.40% 2010[4]	9,000	9,084
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,049
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	3,012
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,909
US Bank National Assn. 4.40% 2008	10,500	10,438
Household Finance Corp. 6.40% 2008	10,000	10,045
Simon Property Group, LP 5.00% 2012	1,000	996
Simon Property Group, LP 5.75% 2012	8,000	8,191
Barclays Bank PLC 5.45% 2012	5,000	5,152
Barclays Bank PLC 5.926% (undated)[2,4]	2,378	2,166
Barclays Bank PLC 7.434% (undated)[2,4]	1,200	1,216
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	8,033
ERP Operating LP 6.95% 2011	1,877	1,994
ERP Operating LP 6.625% 2012	2,000	2,115
ERP Operating LP 5.25% 2014	4,000	3,913
Standard Chartered Bank 6.40% 2017[4]	4,200	4,309
Standard Chartered PLC 6.409% (undated)[2,4]	3,500	3,219
Skandinaviska Enskilda Banken AB 6.875% 2009	1,000	1,031
Skandinaviska Enskilda Banken AB 5.471% (undated)[2,4]	7,000	6,343
ReliaStar Financial Corp. 6.50% 2008	4,000	4,035
ING Security Life Institutional Funding 4.25% 2010[4]	3,000	3,038
Genworth Financial, Inc. 4.75% 2009	5,000	5,025
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,031
HBOS PLC 5.375% (undated)[2,4]	7,657	7,014
Wachovia Corp. 5.625% 2016	7,000	6,908
Resona Bank, Ltd. 5.85% (undated)[2,4]	7,000	6,627
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2]	7,000	6,229
CIT Group Inc. 7.625% 2012	2,000	2,020
CIT Group Inc. 5.65% 2017	4,500	3,916
Principal Life Insurance Co. 3.20% 2009	6,000	5,917
Goldman Sachs Group, Inc. 6.25% 2017	5,000	5,194
ACE INA Holdings Inc. 5.875% 2014	5,000	5,062
Korea Development Bank 4.625% 2010	5,000	5,036
Toyota Motor Credit Corp., Series B, 5.25% 2008	5,000	5,000
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[2,3,4]	5,000	4,689
KeyBank NA 5.50% 2012	4,500	4,585
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[4]	4,000	4,005
Brandywine Operating Partnership, LP 5.75% 2012	65	65
Brandywine Operating Partnership, LP 5.40% 2014	935	878
Brandywine Operating Partnership, LP 5.70% 2017	3,000	2,794
Capmark Financial Group, Inc. 5.875% 2012[3,4]	4,000	3,240
Union Bank of California, NA 5.95% 2016[3]	3,000	2,978
Northern Trust Co. 5.85% 2017[4]	2,750	2,811
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,335
Allstate Life Global Funding 4.25% 2010	2,000	2,006
North Front Pass Through Trust 5.81% 2024[2,4]	2,000	1,923
Financial Security Assurance Holdings Ltd. 6.40% 2066[2,4]	2,000	1,664
Ambac Financial Group, Inc. 5.95% 2035	500	371
Ambac Financial Group, Inc. 6.15% 2087[2]	1,750	1,188
Countrywide Financial Corp., Series B, 5.315% 2012[2]	2,000	1,458
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	1,500	1,451
BBVA International SA Unipersonal 5.919% (undated)[2,4]	700	629
Royal Bank of Scotland Group PLC 6.99% (undated)[2,4]	300	296
		767,216

Industrials — 1.94%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	15,081	16,150
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	2,011	2,071
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.971% 2015[1,2,3]	10,000	9,300
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	4,163	4,153
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,910	1,814
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	13,860	14,190
Caterpillar Inc. 4.50% 2009	11,750	11,828
John Deere Capital Corp., Series D, 4.375% 2008	11,500	11,467
Canadian National Railway Co. 5.85% 2017	9,000	9,419
General Electric Co. 5.00% 2013	2,000	2,029
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,102
USG Corp. 6.30% 2016	5,000	4,480
Atlas Copco AB 5.60% 2017[4]	4,000	4,061
CSX Corp. 5.75% 2013	3,300	3,359
Union Pacific Corp. 5.75% 2017	1,515	1,533
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[1]	1,383	1,409
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	986	1,033
		101,398

Telecommunication services — 1.78%
BellSouth Corp. 4.20% 2009	12,000	11,911
SBC Communications Inc. 6.25% 2011	34,250	35,695
France Télécom 7.75% 2011[2]	12,500	13,597
Vodafone Group PLC 7.75% 2010	9,525	10,074
Singapore Telecommunications Ltd. 6.375% 2011[4]	7,000	7,409
Verizon Global Funding Corp. 7.375% 2012	5,000	5,542
Deutsche Telekom International Finance BV 8.00% 2010[2]	5,000	5,353
Nextel Communications, Inc., Series E, 6.875% 2013	3,500	3,431
		93,012

Consumer discretionary — 1.33%
Federated Department Stores, Inc. 6.625% 2008	2,000	2,015
Federated Retail Holdings, Inc. 5.35% 2012	11,025	10,755
Kohl’s Corp. 6.30% 2011	3,000	3,140
Kohl’s Corp. 7.375% 2011	4,175	4,489
Gannett Co., Inc. 4.125% 2008	7,000	6,956
J.C. Penney Corp., Inc. 5.75% 2018	6,500	6,073
Marriott International, Inc., Series J, 5.625% 2013	5,750	5,832
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,484
Carnival Corp. 6.15% 2008	5,401	5,414
Time Warner Cable Inc. 5.40% 2012	5,000	5,036
Walt Disney Co. 4.70% 2012	5,000	4,994
Home Depot, Inc. 5.819% 2009[2]	1,500	1,476
Home Depot, Inc. 5.20% 2011	3,000	3,003
Comcast Corp. 6.30% 2017	2,750	2,856
Target Corp. 5.375% 2009	1,700	1,724
		69,247

Consumer staples — 1.29%
Costco Wholesale Corp. 5.30% 2012	20,700	21,268
Wal-Mart Stores, Inc. 4.125% 2010	10,000	10,052
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,601
Diageo Capital PLC 4.375% 2010	10,500	10,505
Tesco PLC 5.50% 2017[4]	9,000	8,970
PepsiCo, Inc. 4.65% 2013	5,000	5,003
CVS Corp. 6.117% 2013[1,4]	1,616	1,625
CVS Corp. 6.036% 2028[1,3,4]	2,690	2,613
		67,637

Utilities — 1.18%
National Grid PLC 6.30% 2016	10,990	11,440
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,531
Ohio Power Co., Series J, 5.30% 2010	8,000	8,185
Scottish Power PLC 4.91% 2010	4,000	4,006
Scottish Power PLC 5.375% 2015	4,000	3,960
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,980
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,273
Georgia Power Co., Series V, 4.10% 2009	7,000	6,967
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[4]	6,000	6,011
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[4]	3,500	3,505
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	2,000	2,030
		61,888

Energy — 1.07%
TransCanada PipeLines Ltd. 6.35% 2067[2]	17,050	16,391
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	4,865
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,851
Husky Energy Inc. 6.20% 2017	5,000	5,248
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	5,194	5,184
Apache Corp. 5.625% 2017	4,800	4,934
Qatar Petroleum 5.579% 2011[1,4]	4,445	4,579
Gaz Capital SA 6.51% 2022[4]	4,345	4,181
Sunoco, Inc. 5.75% 2017	3,000	2,999
Enbridge Inc. 5.60% 2017	2,500	2,507
		55,739

Health care — 0.82%
UnitedHealth Group Inc. 3.75% 2009	7,000	6,916
UnitedHealth Group Inc. 6.00% 2017[4]	5,750	5,760
AstraZeneca PLC 5.40% 2012	12,000	12,402
Amgen Inc. 4.00% 2009	7,000	6,929
Schering-Plough Corp. 6.00% 2017	5,000	5,170
WellPoint, Inc. 5.875% 2017	3,000	3,017
Hospira, Inc. 5.55% 2012	2,500	2,564
		42,758

Information technology — 0.49%
National Semiconductor Corp. 6.15% 2012	6,500	6,724
National Semiconductor Corp. 6.60% 2017	5,000	5,180
Cisco Systems, Inc. 5.25% 2011	6,795	6,976
Western Union Co. 5.40% 2011	6,750	6,885
		25,765

Materials — 0.13%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,4]	7,000	6,589

Total corporate bonds & notes		1,291,249

U.S. TREASURY BONDS & NOTES — 14.25%
U.S. Treasury 4.75% 2008	4,850	4,916
U.S. Treasury 3.625% 2009	28,310	28,547
U.S. Treasury 6.00% 2009	28,425	29,795
U.S. Treasury 3.625% 2010	5,355	5,435
U.S. Treasury 4.00% 2010	4,550	4,647
U.S. Treasury 4.75% 2010	10,000	10,361
U.S. Treasury 2.375% 2011[3,5]	2,258	2,356
U.S. Treasury 4.25% 2011	102,250	105,789
U.S. Treasury 4.50% 2011	38,000	39,692
U.S. Treasury 4.50% 2011	11,850	12,356
U.S. Treasury 4.625% 2011	109,765	115,321
U.S. Treasury 4.875% 2011	10,530	11,112
U.S. Treasury 3.00% 2012[3,5]	12,754	13,830
U.S. Treasury 3.875% 2012	30,000	30,635
U.S. Treasury 4.25% 2012	84,960	88,059
U.S. Treasury 4.625% 2012	9,375	9,843
U.S. Treasury 3.625% 2013	43,000	43,296
U.S. Treasury 4.25% 2013	114,000	118,382
U.S. Treasury 4.00% 2014	41,250	42,188
U.S. Treasury 4.25% 2014	1,050	1,084
U.S. Treasury 7.50% 2016	10,000	12,602
U.S. Treasury 4.625% 2017	10,750	11,288
U.S. Treasury Principal Strip 0% 2037	11,250	3,121
		744,655

ASSET-BACKED OBLIGATIONS[1]— 10.97%
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,533
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 6.352% 2012[2]	7,000	7,019
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,650
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4,750	4,803
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,542
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,836
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,648
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[4]	744	743
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	4,250	4,233
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	10,000	10,003
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	14,000	14,112
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	5,000	5,041
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	12,583
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	6,084
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 4.758% 2014[2]	1,750	1,713
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	1,341	1,340
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	6,000	5,994
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,946
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,992
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3,4]	2,220	2,193
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3,4]	1,656	1,631
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	5,000	4,989
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	3,000	3,062
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	9,350	9,490
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,392
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	5,000	4,909
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3,4]	12,000	11,985
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	7,000	7,119
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	2,886	2,878
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2,4]	16,000	16,017
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.682% 2013[2,4]	7,500	7,409
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[3,4]	1,000	1,000
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,4]	7,000	6,996
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.702% 2015[2,4]	2,000	1,957
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,973	2,953
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,225
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,184
CWABS, Inc., Series 2006-24, Class 2-A-3, 4.939% 2037[2]	5,000	4,104
CWABS Asset-backed Trust, Series 2007-9, Class 2-A-3, 4.969% 2047[2]	12,885	11,137
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[4]	5,000	5,012
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	10,000	10,085
Capital One Multi-asset Execution Trust, Series 2003-4, Class B, 5.452% 2011[2]	3,000	2,987
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 4.692% 2013[2]	3,500	3,477
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	8,000	8,019
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 5.089% 2037[2,3]	19,827	14,474
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	14,109
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,790
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,457	4,443
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	4,250	4,317
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014[3]	4,000	4,023
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[2]	12,185	11,404
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	10,009	10,012
Chase Issuance Trust, Series 2006-8, Class A, 4.712% 2016[2]	10,000	9,834
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	9,587	9,559
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,784
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 4.902% 2013[2]	6,500	6,498
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	9,240	8,942
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,753
Advanta Business Card Master Trust, Series 2006-C1, Class C, 5.22% 2014[2]	2,000	1,870
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	8,085
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	8,000	8,003
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	7,647	7,662
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 4.802% 2037[2]	8,165	7,621
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[2,4]	7,500	7,380
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	7,385	7,309
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.594% 2036[2]	7,605	4,411
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2]	4,272	2,713
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,489	2,557
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[3]	4,484	4,535
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	7,000	6,911
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,3,4]	7,000	6,661
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.289% 2034[2]	6,827	6,122
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	5,750	5,783
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,132	4,142
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,364	1,325
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	5,000	4,995
BA Credit Card Trust, Series 2007-B1, Class B-1, 4.732% 2012[2]	5,000	4,870
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	4,489	4,520
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	3,024	2,997
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,479
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,395
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	4,250	4,216
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[2]	4,168	4,185
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	4,945	4,161
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,024
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	3,630	3,602
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	3,583	3,296
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	3,021
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	2,765	2,832
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	725	764
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,707	1,813
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,890	1,857
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[3,4]	1,121	1,118
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	995	1,009
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	924
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	694	699
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	334	283
		573,117

FEDERAL AGENCY BONDS & NOTES — 8.28%
Fannie Mae 5.25% 2007	26,500	26,503
Fannie Mae 4.00% 2008	30,000	30,001
Fannie Mae 6.625% 2009	11,900	12,486
Fannie Mae 5.50% 2011	5,000	5,253
Fannie Mae 6.00% 2011	35,000	37,371
Fannie Mae 5.25% 2012	56,000	58,137
Fannie Mae 6.125% 2012	12,250	13,252
Freddie Mac 4.125% 2009	20,000	20,095
Freddie Mac 6.625% 2009	44,095	46,273
Freddie Mac 4.125% 2010	15,000	15,145
Freddie Mac 5.25% 2011	15,170	15,846
Freddie Mac 5.875% 2011	50,000	52,601
Federal Home Loan Bank 3.375% 2008	36,280	36,232
Federal Home Loan Bank 4.01% 2008[2]	5,365	5,366
Federal Home Loan Bank 5.625% 2016	22,020	23,109
Federal Agricultural Mortgage Corp. 4.25% 2008	7,500	7,511
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	17,750	18,216
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,551
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	4,165	4,372
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,100
CoBank ACB 6.294% 2022[2,4]	2,125	2,060
		432,480

NON-U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.41%
Corporación Andina de Fomento 6.875% 2012	20,000	21,650

MUNICIPALS — 0.06%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[4]	2,697	2,700
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	463	465
		3,165

Total bonds & notes (cost: $4,883,274,000)		4,895,390

Preferred securities — 0.85%	Shares

FINANCIALS — 0.70%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3,4]	14,000,000	14,918
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[2,4]	13,865,000	13,865
Deutsche Bank Capital Funding Trust I 7.872%[2,4]	5,000,000	5,233
BAC Capital Trust XIII 6.094%[2,3]	2,895,000	2,591
		36,607

U.S. GOVERNMENT AGENCY SECURITIES — 0.08%
US AgBank 6.11%[2,4]	4,250,000	3,963

MISCELLANEOUS — 0.07%
Other preferred securities in initial period of acquisition		3,765

Total preferred securities (cost: $46,763,000)		44,335

	Principal amount
Short-term securities — 6.15%	(000)

Park Avenue Receivables Co., LLC 4.90% due 12/3/2007[4]	$40,700	40,683
Wells Fargo & Co. 4.59% due 12/12/2007	34,400	34,347
NetJets Inc. 4.48%–4.58% due 12/7–12/19/2007[4]	27,800	27,757
Coca-Cola Co. 4.47% due 1/8/2008[4,6]	25,600	25,476
Federal Home Loan Bank 4.37% due 1/18/2008[6]	25,000	24,851
Eaton Corp. 4.75% due 12/14/2007[4]	24,000	23,953
Walgreen & Co. 4.46% due 12/27/2007	21,700	21,627
AT&T Inc. 4.53% due 12/3/2007[4]	19,000	18,993
Kimberly-Clark Worldwide Inc. 4.47% due 1/7/2008[4,6]	18,400	18,313
International Lease Finance Corp. 4.51% due 12/12/2007	17,000	16,975
Estée Lauder Companies Inc. 4.50% due 12/21/2007[4]	16,000	15,958
CAFCO, LLC 5.05% due 12/5/2007[4]	15,000	14,990
Freddie Mac 4.35%–4.47% due 12/28–12/31/2007	14,400	14,347
Colgate-Palmolive Co. 4.45% due 12/19/2007[4]	12,500	12,471
Honeywell International Inc. 4.45% due 1/29/2008[4]	10,400	10,311

Total short-term securities (cost: $321,065,000)		321,052

Total investment securities (cost: $5,251,102,000)		5,260,777
Other assets less liabilities		(35,861)

Net assets		$5,224,916

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $301,708,000.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $971,171,000, which represented 18.59% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$65,248
Gross unrealized depreciation on investment securities	(55,181)
Net unrealized appreciation on investment securities	10,067
Cost of investment securities for federal income tax purposes	5,250,710

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-923-0108O-S10926

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2008